Capital management (Details)	12 Months Ended
Dec. 31, 2023
Capital management
Number of Times of Net Financial Debt / Adjusted EBITDA to be Verified Based on Issuer's Consolidated and Audited Financial Statements	4.0
Number of Times of Net Financial Debt / Adjusted EBITDA to be Verified Based on Issuer's Consolidated and Revised Quarterly Financial Information	3.5
Number of Times of Adjusted EBITDA / Net Financial Result to be Verified Based on Consolidated and Revised Audited Financial Information of the Issuer	1.5
Number of Times of Adjusted EBITDA / Net Financial Result to be Verified Based on Issuer's Consolidated and Audited Financial Information of the Issuer	2.0